SHAREHOLDERS' EQUITY - (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 03, 2025	Jul. 11, 2024	Jan. 16, 2023	Jan. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate ordinary shares repurchase	$ 17,072,600
Shares repurchase, shares	6,848,579	7,661,359	9,857,092
Shares repurchase, value	$ 1,400,000	$ 1,299,900	$ 1,287,600
Weighted average fair value granted under options	$ 54.1	$ 51.7	$ 43
Total intrinsic value of options exercised	$ 284,200	$ 81,000	$ 20,000
Aggregate grant-date fair value of stock options	16,500	18,100	31,000
Total fair value of restricted stock units vested	185,300	$ 158,400	$ 96,100
Unrecognized compensation expense	$ 446,350
Unrecognized compensation expense expected period of recognition (in years)	1 year 10 months 17 days
Options to purchase ordinary shares reserved for issuance	11,178,565
Options In The Money
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award options nonvested number of shares	2,710,629	5,712,254	7,233,044
Options Out Of Money
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award options nonvested number of shares	418,246
Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs per quarter					$ 2,000,000
Authorized amount under share repurchase programs					325,000
Share Repurchase Program | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs					$ 100,000
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued	3,400,717
Percentage of salary to purchase Ordinary shares	15.00%
Ordinary shares per employee, maximum	1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date	85.00%
Purchase of Ordinary shares by employees	362,533	381,859	405,458
Average price per share purchased by employees	$ 156.5	$ 124.8	$ 105.8
Compensation expense recognized	$ 19,600	$ 13,700	$ 11,400
US ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance				1,250,000			568,478
Number of shares available under ESPP				500,000		700,000	750,000
Rest of the World ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance				2,796,795		1,796,795	1,096,795
Number of shares available under ESPP				1,000,000
RSU and PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value Per Share, Granted	$ 207.8	$ 161	$ 125.6
Aggregate number of shares, stock options	111,785,649
RSU and PSU | Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Reserved and Authorized Shares, percent of ordinary shares issued and outstanding at year end	10.00%